CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION - USD ($) $ in Thousands	Sep. 30, 2023	Mar. 31, 2023		Mar. 31, 2022
ASSETS
Cash and cash equivalents	$ 2,394	$ 8,726	[1]	$ 70,588
Restricted cash	20	819	[1]	5,517
Investments	457,771	497,221		674,170
Other assets, net	28,783	32,903	[1]	19,883
Intangible assets	3,100	3,100	[1]	3,100
Goodwill	964,937	2,367,926	[1]	2,367,750
Total assets	1,457,005	2,910,695	[1]	3,141,008
LIABILITIES, TEMPORARY EQUITY, AND EQUITY
Accounts payable and accrued expenses	104,958	65,724	[1]	37,332
Other liabilities	16,979	14,622	[1]	12,359
Warrant liability	956	0	[1]
Contingent consideration payable		0		20,152
Customer ExAlt Trusts loan payable, net	48,660	52,129	[1]	65,674
Debt due to related party, net	102,141	99,314	[1]	105,917
Total liabilities	273,694	231,789	[1]	241,434
Redeemable preferred equity		786,359		721,790
Total temporary equity	251,052	950,493	[1]	1,907,888
Shareholder's equity:
Common units (67,486 units issued and outstanding as of March 31, 2023 and March 31, 2022)		599,524		718,568
Additional paid-in capital	1,842,274	1,579,545	[1]
Accumulated deficit	(1,450,826)	0	[1]
Stock receivable	(20,038)	0	[1]
Treasury stock	(3,444)	(3,444)	[1]	(3,444)
Accumulated other comprehensive income	391	9,900	[1]	(1,326)
Noncontrolling interests	563,636	142,213	[1]	277,888
Total equity	932,259	1,728,413	[1]	991,686
Total liabilities, temporary equity, and equity	1,457,005	2,910,695	[1]	3,141,008
Nonrelated Party
ASSETS
Other assets, net		32,903		19,883
Preferred Series A Subclass 0
LIABILITIES, TEMPORARY EQUITY, AND EQUITY
Redeemable noncontrolling interests	251,052	251,052	[1]	249,907
Preferred Series A Subclass 1
LIABILITIES, TEMPORARY EQUITY, AND EQUITY
Redeemable noncontrolling interests	0	699,441	[1]	936,191
Series A preferred stock
Shareholder's equity:
Preferred stock	0	0	[1]
Series B-1 preferred stock
Shareholder's equity:
Preferred stock	4	0	[1]
Common Class A
Shareholder's equity:
Common stock	243	180	[1]
Common Class B
Shareholder's equity:
Common stock	19	19	[1]
Variable Interest Entity, Primary Beneficiary
ASSETS
Investments	457,548	491,859	[1]
Variable Interest Entity, Primary Beneficiary | Nonrelated Party
ASSETS
Investments		491,859		659,921
Beneficient
ASSETS
Investments	$ 223	5,362	[1]
Beneficient | Nonrelated Party
ASSETS
Investments		$ 5,362		$ 14,249

[1]	Retroactively adjusted March 31, 2023 for the de-SPAC merger transaction as described in Note 4. Such adjustments are unaudited.